Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies
Commitments and Contingencies

15. Commitments and Contingencies

Future gross minimum lease payments receivable in relation to non-cancellable time charter agreements for vessels in operation, including vessels under a lease (Note 4) as of December 31, 2024, are as follows (30 off-hire days are assumed when each vessel will undergo scheduled dry-docking; in addition, early redelivery of the vessels by the charterers or any exercise of the charterers’ options to extend the terms of the charters are not accounted for):

As of
December 31,
Period	2024
Not later than one year	205,809
Later than one year and not later than two years	123,493
Later than two years and not later than three years	99,647
Later than three years and not later than four years	89,605
Later than four years and not later than five years	29,283
More than five years	6,396
Total	554,233

Various claims, suits and complaints, including those involving government regulations, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, environmental claims, agents and insurers and from claims with suppliers relating to the operations of the Partnership’s vessels. Currently, management is not aware of any such claims or contingent liabilities requiring disclosure in the consolidated financial statements.